CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended			180 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Licensing Revenue	$ 0	$ 200,000	$ 0	$ 1,790,000
Operating expenses:
General and administrative	2,499,624	2,724,144	2,610,222	34,114,301
Research and development	2,086,666	2,566,247	3,720,394	23,322,271
Write-off of patents abandoned	64,210	321,137	1,588,087	1,973,434
Total operating expenses	4,650,500	5,611,528	7,918,703	59,410,006
Loss from operations	(4,650,500)	(5,411,528)	(7,918,703)	(57,620,006)
Other non-operating income (expense)
Grant income	0	0	244,479	244,479
Change in fair value of warrant liability	371,591	472,463	609,239	8,701,721
Sale of state income tax loss - net	0	0	0	586,442
Other noncash (expense) income, net	0	0	(115,869)	205,390
Loss on settlement of warrant liabilities	(1,724,546)	0	0	(1,724,546)
Loss on extinguishment of debt	0	0	0	(361,877)
Amortization of debt discount and financing costs	0	0	0	(11,227,870)
Interest expense - convertible notes	0	0	0	(2,027,930)
Interest (expense) income - net	(119,087)	(127,068)	(88,122)	164,901
Net loss	(6,122,542)	(5,066,133)	(7,268,976)	(63,059,296)
Preferred dividends	(862,998)	(1,625,727)	(2,638,300)	(11,366,539)
Loss applicable to common shares	(6,985,540)	(6,691,860)	(9,907,276)	(74,425,835)
Other comprehensive loss	0	0	0	0
Comprehensive loss	$ (6,985,540)	$ (6,691,860)	$ (9,907,276)	$ (74,425,835)
Basic and diluted net loss per common share	$ (0.05)	$ (0.08)	$ (0.14)
Basic and diluted weighted-average number of common shares outstanding	136,638,419	85,703,291	69,332,447